Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenues	$ 1,227,046	$ 1,076,826
Direct cost of revenues	700,124	626,621
Gross profit	526,922	450,205
Operating expenses
General and administrative	116,521	115,139
Research and development	126,330	120,335
Sales and marketing	280,895	234,844
Depreciation of property and equipment	6,850	7,339
Depreciation of right-of-use assets	5,088	5,220
Foreign exchange loss (gain)	(1,546)	594
Acquisition-related compensation	627	366
Amortization of intangible assets	138,824	88,432
Restructuring	5,632	17,503
Goodwill impairment	0	556,440
Total operating expenses	679,221	1,146,212
Operating loss	(152,299)	(696,007)
Net interest income	8,248	36,498
Loss before income taxes	(144,051)	(659,509)
Income tax expense (recovery)
Current	8,504	7,496
Deferred	(8,143)	191
Total income tax expense	361	7,687
Net loss	(144,412)	(667,196)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	7,083	(732)
Change in net unrealized gain (loss) on cash flow hedging instruments, net of tax	2,258	(2,685)
Total other comprehensive income (loss)	9,341	(3,417)
Total comprehensive loss	$ (135,071)	$ (670,613)
Basic net loss per share (in USD per share)	$ (1.04)	$ (4.34)
Diluted net loss per share (in USD per share)	$ (1.04)	$ (4.34)